Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

PAY VERSUS PERFORMANCE (1)
FISCAL YEAR (a)	SUMMARY COMPEN- SATION TABLE TOTAL FOR PEO (b)	COMPEN- SATION ACTUALLY PAID TO PEO 1 (c) (2)	AVERAGE SUMMARY COMPEN- SATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS (d)	AVERAGE COMPEN- SATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS (e) (2)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (h) (5) ($ IN THOUSANDS)	ADJUSTED EBITDA (i) (6) ($ IN THOUSANDS)
					COMPANY TOTAL SHARE- HOLDER RETURN (f) (3)	PEER GROUP TOTAL SHARE- HOLDER RETURN (g) (4)
2022	$6,255,359	$8,123,687	$1,836,906	$2,359,595	$146.14	$129.46	$228,394	$502,030
2021	$5,979,905	$7,749,481	$1,955,812	$2,505,445	$135.34	$118.36	$206,187	$490,861
2020	$5,086,770	$5,109,271	$2,189,017	$2,154,414	$107.73	$104.67	$152,318	$521,690

(1)
Mr. McMullian was our principal executive officer (“PEO”) for the full year for each of fiscal years 2022, 2021 and 2020. For fiscal 2022, our non-PEO
named executive officers were Messrs. Kinsey, Alexander and Wheeler and Ms. Tillman. For each of fiscal years 2021 and 2020, our non-PEO
named executive officers were Messrs. Kinsey, Alexander, Wheeler and H. Mark Courtney.

(2)
For each of fiscal years 2022, 2021 and 2020 (each, a “Covered Year”), in determining both the compensation “a
c
tually paid” to our PEO(s) and the average compensation “actually paid” to our non-PEO
named executive officers for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or column (d), as applicable, for such Covered Year the following amounts:

PEO	2022	2021	2020
Summary Compensation Table (SCT) Total for PEO	$6,255,359	$5,979,905	$5,086,770
- change in actuarial present value of pension benefits	—	—	—
+ service cost of pension benefits	—	—	—
+ prior service cost of pension benefits	—	—	—
- SCT “Stock Awards” column value	($4,360,518)	($3,599,802)	($2,600,146)
- SCT “Option Awards” column value	—	—	—
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$4,216,733	$4,005,126	$2,517,814
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$1,304,983	$1,364,252	$104,833
+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$475,955	—	—
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—	—	—
+ includable dividends/earnings paid on equity awards during Covered Year	$231,175	—	—
Compensation Actually Paid to PEO	$8,123,687	$7,749,481	$5,109,271

AVERAGE FOR NON-PEO NAMED EXECUTIVE OFFICERS	2022	2021	2020
Average SCT Total for Non-PEO Named Executive Officers	$1,836,906	$1,955,812	$2,189,017
- change in actuarial present value of pension benefits	—	—	—
+ service cost of pension benefits	—	—	—
+ prior service cost of pension benefits	—	—	—
- SCT “Stock Awards” column value	($899,624)	($855,632)	($827,415)
- SCT “Option Awards” column value	—	—	—
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$869,892	$951,973	$769,705
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$329,921	$462,255	$32,071
+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$211,626	($9,281)	($9,117)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	($96,694)	—	—
+ includable dividends/earnings paid on equity awards during Covered Year	$107,568	$318	$153
Average Compensation Actually Paid to Non-PEO Named Executive Officers	$2,359,595	$2,505,445	$2,154,414

(3)
For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on NYSE on December 27, 2019 through and including the last day of the fiscal year covered (each one-year,
two-year,
and three-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered
Year-end
values of such investment as of the end of 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)
For purposes of this pay versus performance disclosure, our peer group is the S&P 500 Packaged Food/Meats Index (the “PVP Peer Group”). For each Covered Year, our PVP Peer Group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 in the index through each Measurement Period, assuming dividend reinvestment.

(5)	Net income is calculated in accordance with GAAP.

(6)	Adjusted EBITDA is calculated as described in Appendix A.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Mr. McMullian was our principal executive officer (“PEO”) for the full year for each of fiscal years 2022, 2021 and 2020. For fiscal 2022, our non-PEO
named executive officers were Messrs. Kinsey, Alexander and Wheeler and Ms. Tillman. For each of fiscal years 2021 and 2020, our non-PEO
	named executive officers were Messrs. Kinsey, Alexander, Wheeler and H. Mark Courtney.
Peer Group Issuers, Footnote [Text Block]	For purposes of this pay versus performance disclosure, our peer group is the S&P 500 Packaged Food/Meats Index (the “PVP Peer Group”). For each Covered Year, our PVP Peer Group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 in the index through each Measurement Period, assuming dividend reinvestment.
PEO Total Compensation Amount	$ 6,255,359	$ 5,979,905	$ 5,086,770
PEO Actually Paid Compensation Amount	$ 8,123,687	7,749,481	5,109,271
Adjustment To PEO Compensation, Footnote [Text Block]

PEO	2022	2021	2020
Summary Compensation Table (SCT) Total for PEO	$6,255,359	$5,979,905	$5,086,770
- change in actuarial present value of pension benefits	—	—	—
+ service cost of pension benefits	—	—	—
+ prior service cost of pension benefits	—	—	—
- SCT “Stock Awards” column value	($4,360,518)	($3,599,802)	($2,600,146)
- SCT “Option Awards” column value	—	—	—
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$4,216,733	$4,005,126	$2,517,814
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$1,304,983	$1,364,252	$104,833
+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$475,955	—	—
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—	—	—
+ includable dividends/earnings paid on equity awards during Covered Year	$231,175	—	—
Compensation Actually Paid to PEO	$8,123,687	$7,749,481	$5,109,271

Non-PEO NEO Average Total Compensation Amount	$ 1,836,906	1,955,812	2,189,017
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,359,595	2,505,445	2,154,414
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

AVERAGE FOR NON-PEO NAMED EXECUTIVE OFFICERS	2022	2021	2020
Average SCT Total for Non-PEO Named Executive Officers	$1,836,906	$1,955,812	$2,189,017
- change in actuarial present value of pension benefits	—	—	—
+ service cost of pension benefits	—	—	—
+ prior service cost of pension benefits	—	—	—
- SCT “Stock Awards” column value	($899,624)	($855,632)	($827,415)
- SCT “Option Awards” column value	—	—	—
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$869,892	$951,973	$769,705
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$329,921	$462,255	$32,071
+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$211,626	($9,281)	($9,117)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	($96,694)	—	—
+ includable dividends/earnings paid on equity awards during Covered Year	$107,568	$318	$153
Average Compensation Actually Paid to Non-PEO Named Executive Officers	$2,359,595	$2,505,445	$2,154,414

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The following table lists the three financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our Named Executives for fiscal 2022 to our performance:

Adjusted EBITDA

ROIC
Relative TSR Ranking

Total Shareholder Return Amount	$ 146.14	135.34	107.73
Peer Group Total Shareholder Return Amount	129.46	118.36	104.67
Net Income (Loss)	$ 228,394,000	$ 206,187,000	$ 152,318,000
Company Selected Measure Amount	502,030,000	490,861,000	521,690,000
PEO Name	Mr. McMullian
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is calculated as described in Appendix A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR Ranking
PEO [Member] | Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,360,518)	(3,599,802)	(2,600,146)
PEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year End Fair Value Of Outstanding Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,216,733	4,005,126	2,517,814
PEO [Member] | Change In Fair Value Of Equity Awards Outstanding At Covered Year End That Were Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,304,983	1,364,252	104,833
PEO [Member] | Vesting Date Fair Value Of Equity Awards Granted And Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value Of Prior Year Equity Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	475,955	0	0
PEO [Member] | Prior Year End Fair Value Of Prior Year Equity Awards Forfeited In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Earnings Paid On Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	231,175	0	0
Non-PEO NEO [Member] | Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(899,624)	(855,632)	(827,415)
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year End Fair Value Of Outstanding Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	869,892	951,973	769,705
Non-PEO NEO [Member] | Change In Fair Value Of Equity Awards Outstanding At Covered Year End That Were Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	329,921	462,255	32,071
Non-PEO NEO [Member] | Vesting Date Fair Value Of Equity Awards Granted And Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value Of Prior Year Equity Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	211,626	(9,281)	(9,117)
Non-PEO NEO [Member] | Prior Year End Fair Value Of Prior Year Equity Awards Forfeited In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(96,694)	0	0
Non-PEO NEO [Member] | Earnings Paid On Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 107,568	$ 318	$ 153